Tax - Additional information (Detail) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2021	Jun. 30, 2020		Jun. 30, 2019
Statements [Line Items]
Tax charge / (credit) for the year / period	£ 2.8	[1]	£ (0.1)	£ 0.3	£ (4.2)	[1]	£ 11.2	[1]
Applicable tax rate	19.00%			19.00%	19.00%		19.00%
Top of range [member]
Statements [Line Items]
Applicable tax rate				25.00%
Effect From One April Two Thousand And Twenty Three [Member]
Statements [Line Items]
Applicable tax rate				25.00%

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.